Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories	Inventories consist of:

	2018	2017 [As Adjusted – Note 2]
Raw materials and supplies	$1,282	$1,254
Work-in-process	331	331
Finished goods	408	433
Tooling and engineering	1,382	1,524

	$3,403	$3,542